Joint Ventures (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financial information relating to unconsolidated joint ventures operations
UDR recorded loss from unconsolidated entities	$ (6,352)	$ (4,204)	$ (18,665)
Unconsolidated Joint Ventures [Member]
Financial information relating to unconsolidated joint ventures operations
Revenues	201,368	60,234	48,575
Real estate depreciation and amortization	69,290	28,744	21,133
Net loss	(21,724)	(29,737)	(11,719)
UDR recorded loss from unconsolidated entities	6,352	4,204	18,665
Combined summary of balance sheets relating to unconsolidated joint ventures
Real estate, net	2,908,623	2,692,167
Total assets	2,998,866	2,807,886
Amount due to UDR	6,251	672
Third party debt	1,499,419	1,524,872
Total liabilities	1,561,396	1,580,733
Total Equity	1,437,470	1,227,153
Equity held by non-controlling interest	$ 14,641	$ 14,537